Pension and Post-retirement and Other Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Schedule of Net Funded Status
The funded status of is pension plans, together with the associated balances recognized in its consolidated financial statements as of December 31, 2023, 2022, and 2021 were as follows:

(In millions)	2023	2022	2021
Projected benefit obligation at January 1	$269.2	$357.7	$384.0
Service cost	1.1	1.7	2.2
Interest cost	12.8	7.4	6.4
Actuarial (gain) loss	6.9	(76.2)	(13.8)
Plan participants’ contributions	0.2	0.2	0.2
Benefits paid	(17.8)	(16.9)	(16.5)
Currency translation adjustments	1.7	(4.7)	(4.8)

Projected benefit obligation at December 31	$274.1	$269.2	$357.7

Fair value of plan assets at January 1	$237.7	$301.7	$290.8
Company contributions	11.9	3.3	13.0
Actual return on plan assets	17.2	(49.7)	15.3
Plan participants’ contributions	0.2	0.2	0.2
Benefits paid	(17.8)	(16.9)	(16.5)
Currency translation adjustments	0.7	(0.9)	(1.1)

Fair value of plan assets at December 31	$249.9	$237.7	$301.7

Funded status of the plans (liability) at December 31	$(24.2)	$(31.5)	$(56.0)

Amounts recognized in the Consolidated Balance Sheets at December 31
Other current liabilities	(1.6)	(1.5)	(0.9)
Accrued pension and other post-retirement benefits, less current portion	(22.6)	(30.0)	(55.1)

Net amount recognized	$(24.2)	$(31.5)	$(56.0)

Schedule of Net Benefit Costs
Pension costs (income) for the years ended December 31, were as follows:

(In millions)	2023	2022	2021
Service cost	$1.1	$1.7	$2.2
Interest cost	12.8	7.4	6.4
Expected return on plan assets	(17.1)	(15.7)	(15.6)
Amortization of net actuarial loss	5.0	8.0	7.7
Settlement loss recognized	—	0.2	0.1

Total costs	$1.8	$1.6	$0.8

Schedule of Changes in Projected Benefit Obligations
Pre-tax
changes in projected benefit obligations and plan assets recognized in other comprehensive loss during 2023 for the OPEB plan were not material and for the pension plans were as follows:

(In millions)	Pensions
Actuarial gain	$6.8
Amortization of net actuarial loss	(5.0)

Net income recognized in other comprehensive income	$1.8

Total recognized in net periodic benefit cost and other comprehensive income	$3.6

The following weighted-average assumptions were used to determine the benefit obligations for the pension plans:

	2023	2022	2021
Discount rate	4.74%	5.02%	2.67%
Rate of compensation increase	2.56%	2.55%	3.77%

Schedule of Assumptions Used
The following weighted-average assumptions were used to determine net periodic benefit cost for the pension plans:

	2023	2022	2021
Discount rate	5.00%	2.86%	2.32%
Rate of compensation increase	2.56%	2.55%	3.77%
Expected rate of return on plan assets	6.08%	5.42%	5.58%

Schedule of Allocation of Plan Assets
Target asset allocations and actual allocations as of December 31, 2023, 2022, and 2021 were as follows:

	Target	2023	2022	2021
Equity	0% - 15%	—%	29%	36%
Fixed income	60% - 100%	88%	64%	59%
Real estate and other	0% - 15%	8%	6%	4%
Cash	0% - 10%	4%	1%	1%

		100%	100%	100%

Actual pension plans’ asset holdings by category and level within the fair value hierarchy are presented in the following table:

	As of December 31, 2023			As of December 31, 2022			As of December 31, 2021
(In millions)	Total	Level 1	Level 2	Total	Level 1	Level 2	Total	Level 1	Level 2
Cash and cash equivalents	$8.7	$8.7	$—	$2.8	$2.8	$—	$2.4	$2.4	$—
Equity securities:
All caps (1)	—	—	—	15.6	—	15.6	25.6	—	25.6
International (2)	—	—	—	39.2	—	39.2	64.8	—	64.8
Infrastructure (3)	—	—	—	10.3	10.3	—	14.8	14.8	—
Fixed income securities:
Government securities (4)	55.2	—	55.2	32.5	—	32.5	34.6	—	34.6
Corporate bonds (5)	125.8	—	125.8	109.3	—	109.3	135.1	8.0	127.1
Other investments (6)	15.3	—	15.3	13.7	—	13.7	12.7	—	12.7

Total assets at fair value	$205.0	$8.7	$196.3	$223.4	$13.1	$210.3	$290.0	$25.2	$264.8

Investments valued using NAV as a practical expedient (7)	44.7			14.3			11.8

Total assets	$249.7			$237.7			$301.8

(1)	Includes funds that invest in large, medium and small cap equity securities.
(2)	Includes funds that invest primarily in international equity securities.
(3)	Includes funds that invest primarily in infrastructure equity securities.
(4)	Includes U.S. government securities and funds that invest primarily in U.S. government bonds, including treasury inflation protected securities.
(5)	Includes funds that invest in investment grade bonds, high yield bonds and mortgage-backed fixed income securities.
(6)	Includes funds that invest primarily in commodities and investments in insurance contracts held by the Company’s foreign pension plans.
(7)	The Company elected the practical expedient to characterize certain new investments which are measured at net asset values (“NAV”) that have not been classified in the fair value hierarchy.

Schedule of Expected Benefit Payments
The following table summarizes expected benefit payments from various pension benefit plans through 2032. Actual benefit payments may differ from expected benefit payments.

(In millions)	Pensions
2024	$18.6
2025	19.7
2026	20.8
2027	19.8
2028	19.5
2029-2033	98.3